Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Capital Stock Issued	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Shares Repurchased	Equity Attributable to Stockholders of the Company	Non-controlling Interests	Total
Beginning Balance of period at at Dec. 31, 2016	$ 4,978,126	$ 15,889,819	$ 70,395,669	$ 3,961,784	$ (11,433,482)	$ 83,791,916	$ 12,492,484	$ 96,284,400
Funding for acquisition of shares under the Long-term Retention Plan					(2,500,000)	(2,500,000)		(2,500,000)
Dividends			(1,084,192)			(1,084,192)	(497,617)	(1,581,809)
Repurchase of CPOs					(383,808)	(383,808)		(383,808)
Other costs for sale of shares					(792,348)	(792,348)		(792,348)
Shares repurchased					(2,301,918)	(2,301,918)		(2,301,918)
Sale of shares			(320,654)		2,622,572	2,301,918		2,301,918
Share-based compensation			1,468,337			1,468,337		1,468,337
Other adjustments to non-controlling interests							19	19
Comprehensive income			4,524,496	637,363		5,161,859	2,000,264	7,162,123
End balance of period at Dec. 31, 2017	4,978,126	15,889,819	74,983,656	4,599,147	(14,788,984)	85,661,764	13,995,150	99,656,914
Cumulative adjustment for IFRS | Adoption of IFRS 9 - Expected credit losses			(167,028)			(167,028)	(35,436)	(202,464)
Cumulative adjustment for IFRS | Adoption of IFRS 15			1,599,452			1,599,452	785,203	2,384,655
Cumulative adjustment for IFRS | Adoption of IFRS 9 - New classification of Financial Instruments			(827,932)	827,932
Acquisition of non-controlling interests			(183,041)			(183,041)	(39,149)	(222,190)
Funding for acquisition of shares under the Long-term Retention Plan					(1,100,000)	(1,100,000)		(1,100,000)
Dividends			(1,068,868)			(1,068,868)	(1,276,562)	(2,345,430)
Share cancellation	(70,361)		(2,694,201)		2,764,562
Repurchase of CPOs					(1,541,180)	(1,541,180)		(1,541,180)
Shares repurchased					(1,954,312)	(1,954,312)		(1,954,312)
Sale of shares			(446,542)		2,400,854	1,954,312		1,954,312
Share-based compensation			1,305,999			1,305,999		1,305,999
Comprehensive income			6,009,414	(999,592)		5,009,822	1,584,565	6,594,387
End balance of period at Dec. 31, 2018	4,907,765	15,889,819	78,510,909	4,427,487	(14,219,060)	89,516,920	15,013,771	104,530,691
Acquisition of non-controlling interests			766			766	(766)
Dividends			(1,066,187)			(1,066,187)	(1,598,153)	(2,664,340)
Reclassification due to partial disposition of Open Ended Fund			837,520	(837,520)
Repurchase of CPOs					(1,385,750)	(1,385,750)		(1,385,750)
Shares repurchased					(100,246)	(100,246)		(100,246)
Sale of shares			(1,585,963)		1,686,209	100,246		100,246
Share-based compensation			1,108,094			1,108,094		1,108,094
Comprehensive income			4,626,139	(2,269,516)		2,356,623	1,458,915	3,815,538
End balance of period at Dec. 31, 2019	$ 4,907,765	$ 15,889,819	$ 82,431,278	$ 1,320,451	$ (14,018,847)	$ 90,530,466	$ 14,873,767	$ 105,404,233